Segment Information	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Segment Information	Segment information
In 2024 the Telefónica Group is reporting financial information, both internally and externally, according to the following segments: Telefónica Spain, VMO2 (recorded by the equity method), Telefónica Germany, Telefónica Brazil and Telefónica Hispam (formed by the Group's operators in Colombia, Mexico, Venezuela, Ecuador, Argentina, Chile, Peru and Uruguay).
In 2024, the impairment of goodwill of the cash-generating unit in Peru and Chile is included in the Telefónica Hispam segment, and the impairment of goodwill of Telefónica Tech UK & Ireland and the BE-terna Group is included in Other companies (see Note 7).
In 2023, the impairment of goodwill of the cash-generating unit in Ecuador (see Note 7) is included in the Telefónica Hispam segment.
The segments referred to above include the information relating to the fixed, mobile, cable, data, internet, television and other digital services businesses provided in each country. Intersegment transactions are carried out as if on an arm's length basis.
Information relating to other Group companies not specifically included in these segments is reported under "Other companies" (see Appendix I), which includes Telefónica, S.A. and other holding companies, as well as companies whose main purpose is to provide cross-sectional services to Group companies and other operations not included in the segments. The Incremental Group and BE-terna Group, acquired in 2022 (see Note 5), and Cancom Group, acquired in 2021, are reported within "Other companies". "Other companies" also includes the share of results of investments accounted for by the equity method corresponding to the fiber optic companies in which Telefónica Infra, S.L. has ownership interests (see Note 10).
The Group centrally manages borrowing activities, mainly through Telefónica, S.A. and other companies (see Note 19, Appendix III and Appendix V), so most of the Group's financial assets and liabilities are reported under Other companies. In addition, Telefónica, S.A. is the head of the Telefónica tax group in Spain (see Note 25). Therefore, a significant part of the deferred tax assets and liabilities is included under Other companies. For these reasons, the results of the segments are disclosed through operating income.
Revenues and expenses arising from intra-group invoicing for the use of the trademark and management services were eliminated from the operating results of each Group segment. The results of the holding companies also exclude dividends from Group companies and impairments of investments in Group companies. These adjustments have no impact on the Group’s consolidated results. In addition, segment reporting considers the impact of the purchase price allocation to the assets acquired and the liabilities assumed by the companies included in each segment. The assets and liabilities presented in each segment are those managed by the heads of each segment, regardless of their legal structure.
Operating results before depreciation and amortization is calculated by excluding from the result of the year the income tax, the net financial expense, the result of investments accounted for by the equity method and the depreciation and amortization of the period. Operating results before depreciation and amortization is used to track the performance of the business and to establish operating and strategic targets of the Telefónica Group companies. Operating results before depreciation and amortization is a commonly reported measure and is widely used among analysts, investors and other interested parties in the telecommunications industry, although not a measure explicitly defined in IFRS, and therefore, may not be comparable to similar indicators used by other companies. Operating results before depreciation and amortization should not be considered as a substitute for operating income.
The following table presents income, CapEx information (capital expenditures in intangible assets and property, plant and equipment, see Notes 6 and 8) and acquisitions of rights of use (see Note 9) regarding the Group’s operating segments:

2024
Millions of euros	Telefónica Spain	VMO2	Telefónica Germany	Telefónica Brazil	Telefónica Hispam	Other companies	Eliminations	Total Group
Revenues	12,791	—	8,492	9,618	9,032	3,725	(2,343)	41,315
External revenues	12,510	—	8,463	9,606	8,918	1,811	7	41,315
Intersegment revenues	281	—	29	12	114	1,914	(2,350)	—
Other operating income and expenses(1)	(8,177)	—	(5,727)	(5,502)	(9,432)	(3,691)	2,408	(30,121)
Operating results before depreciation and amortization	4,614	—	2,765	4,116	(400)	34	65	11,194
Depreciation and amortization	(2,202)	—	(2,226)	(2,474)	(1,651)	(281)	35	(8,799)
Operating income (loss)	2,412	—	539	1,642	(2,051)	(247)	100	2,395
Share of (loss) income of investments accounted for by the equity method	(20)	89	—	(1)	(41)	(76)	—	(49)
CapEx	1,571	—	1,141	1,583	1,001	185	(6)	5,475
Acquisitions of rights of use	350	—	578	822	354	44	(6)	2,142
(1) Other operating income and expenses includes “Other income”, “Supplies”, “Personnel expenses” and “Other expenses”.

2023
Millions of euros	Telefónica Spain	VMO2	Telefónica Germany	Telefónica Brazil	Telefónica Hispam	Other companies	Eliminations	Total Group
Revenues	12,654	—	8,614	9,650	8,381	3,553	(2,200)	40,652
External revenues	12,350	—	8,585	9,637	8,284	1,790	6	40,652
Intersegment revenues	304	—	29	13	97	1,763	(2,206)	—
Other operating income and expenses(1)	(9,425)	—	(5,974)	(5,522)	(6,871)	(3,598)	2,128	(29,262)
Operating results before depreciation and amortization	3,229	—	2,640	4,128	1,510	(45)	(72)	11,390
Depreciation and amortization	(2,200)	—	(2,323)	(2,511)	(1,557)	(244)	38	(8,797)
Operating income (loss)	1,029	—	317	1,617	(47)	(289)	(34)	2,593
Share of income (loss) of investments accounted for by the equity method	(23)	(2,030)	—	—	(3)	(106)	—	(2,162)
CapEx	1,607	—	1,133	1,671	938	230	—	5,579
Acquisitions of rights of use	575	—	624	815	387	48	(58)	2,391
(1)Other operating income and expenses includes “Other income”, “Supplies”, “Personnel expenses” and “Other expenses”.

2022
Millions of euros	Telefónica Spain	VMO2	Telefónica Germany	Telefónica Brazil	Telefónica Hispam	Other companies	Eliminations	Total Group
Revenues	12,497	—	8,224	8,870	9,141	3,243	(1,982)	39,993
External revenues	12,224	—	8,195	8,854	9,026	1,685	9	39,993
Intersegment revenues	273	—	29	16	115	1,558	(1,991)	—
Other operating income and expenses(1)	(7,909)	—	(5,666)	(5,138)	(7,183)	(3,149)	1,904	(27,141)
Operating results before depreciation and amortization	4,588	—	2,558	3,732	1,958	94	(78)	12,852
Depreciation and amortization	(2,157)	—	(2,295)	(2,369)	(1,799)	(218)	42	(8,796)
Operating income (loss)	2,431	—	263	1,363	159	(124)	(36)	4,056
Share of (loss) income of investments accounted for by the equity method	(15)	292	—	—	(19)	(41)	—	217
CapEx	1,550	—	1,209	1,795	1,058	212	(5)	5,819
Acquisitions of rights of use	724	—	594	596	514	17	3	2,448
(1)Other operating income and expenses includes “Other income”, “Supplies”, “Personnel expenses” and “Other expenses”.
The table below shows the income, CapEx and acquisitions of rights of use of VMED O2 UK (VMO2) in 2024, 2023 and 2022 (see Note 2). VMO2 is a joint venture 50% owned by Telefónica and Liberty Global and is recorded under the equity method (see Note 10). The tables below show the information of the joint venture at 100% and the reconciliation with the Telefónica Group's share of income (loss) accounted for by the equity method.

VMO2
Millions of euros	2024	2023	2022
Revenues	12,616	12,547	12,155
Other operating income and expenses	(8,149)	(8,116)	(7,754)
Impairment losses in goodwill	—	(3,572)	—
Operating results before depreciation and amortization	4,467	859	4,401
Depreciation and amortization	(3,371)	(3,685)	(4,170)
Operating income (loss)	1,096	(2,826)	231
Share of income of investments accounted for by the equity method	4	2	1
Financial income	51	55	24
Financial expenses	(1,578)	(1,436)	(1,020)
Realised and unrealised gains on derivative instruments, net	463	(924)	2,567
Foreign currency transaction losses, net	(34)	677	(1,296)
Net financial result	(1,098)	(1,628)	275
Result before taxation	2	(4,452)	507
Income tax	(22)	265	(15)
Result for the period	(20)	(4,187)	492
Attributable to non-controlling interests	(19)	—	—
Result for the period attributable to equity holders of the parent (100% VMO2)	(39)	(4,187)	492
50% attributable to Telefónica Group	(20)	(2,094)	246
Share-based compensation	1	8	14
Sale of minority stake in Cornerstone	112	76	—
Other adjustments	(5)	(20)	32
Share of (loss) income of investments accounted for by the equity method	89	(2,030)	292
Capital expenditures (CapEx) (100% VMO2)	2,580	2,408	2,707
Acquisitions of rights of use (100% VMO2)	539	135	118
The following table presents main assets and liabilities by segment:

2024
Millions of euros	Telefónica Spain	VMO2	Telefónica Germany	Telefónica Brazil	Telefónica Hispam	Other companies	Eliminations	Total Group
Fixed assets	14,119	—	10,710	15,348	5,627	1,971	—	47,775
Rights of use	1,535	—	3,064	2,058	1,177	132	(59)	7,907
Investments accounted for by the equity method	217	7,641	—	4	187	388	(62)	8,375
Financial assets and other non-currents assets	1,126	—	728	1,004	1,434	7,941	(4,830)	7,403
Deferred tax assets	2,507	—	604	278	842	2,442	—	6,673
Other current financial assets	33	—	107	32	394	3,658	(2,424)	1,800
Non-current assets and disposal groups held for sale	—	—	—	—	79	59	—	138
Total allocated assets	25,858	7,641	17,805	22,277	14,204	24,705	(11,988)	100,502
Non-current financial liabilities	507	—	474	362	6,906	29,634	(4,691)	33,192
Non-current lease liabilities	988	—	2,401	1,666	1,010	42	(30)	6,077
Deferred tax liabilities	86	—	290	798	284	1,447	—	2,905
Current financial liabilities	612	—	771	270	765	6,903	(3,731)	5,590
Current lease liabilities	480	—	606	702	444	36	(42)	2,226
Liabilities associated with non-current assets and disposal groups held for sale	—	—	—	—	33	—	—	33
Total allocated liabilities	15,756	—	9,373	8,743	14,265	41,508	(11,892)	77,753

2023
Millions of euros	Telefónica Spain	VMO2	Telefónica Germany	Telefónica Brazil	Telefónica Hispam	Other companies	Eliminations	Total Group
Fixed assets	14,186	—	11,114	18,749	6,742	2,243	(12)	53,022
Rights of use	1,771	—	3,203	2,258	1,179	111	(74)	8,448
Investments accounted for by the equity method	233	7,774	—	3	219	361	—	8,590
Financial assets and other non-currents assets	1,058	—	962	1,054	1,374	7,384	(4,564)	7,268
Deferred tax assets	2,676	—	538	406	738	1,882	—	6,240
Other current financial assets	36	—	10	55	272	3,660	(2,955)	1,078
Non-current assets and disposal groups held for sale	—	—	—	—	273	—	—	273
Total allocated assets	27,119	7,774	18,565	26,114	15,019	23,096	(13,363)	104,324
Non-current financial liabilities	695	—	1,235	688	6,164	28,948	(4,370)	33,360
Non-current lease liabilities	1,223	—	2,559	1,817	1,111	44	(46)	6,708
Deferred tax liabilities	82	—	254	927	601	838	—	2,702
Current financial liabilities	1,458	—	286	48	768	6,960	(5,819)	3,701
Current lease liabilities	486	—	555	725	476	20	(23)	2,239
Liabilities associated with non-current assets and disposal groups held for sale	—	—	—	—	37	—	—	37
Total allocated liabilities	16,869	—	9,937	9,837	13,720	40,159	(13,294)	77,228
The detail of assets and liabilities of VMO2 is as follows (amounts corresponding to 100% of the company, see Note 10):

VMO2
Millions of euros	December 2024	December 2023
Fixed assets	40,079	38,817
Rights of use	1,073	773
Financial assets and other non-currents assets	1,481	1,741
Deferred tax assets	448	366
Other current financial assets	660	569
Total assets	48,247	46,455
Non-current financial liabilities	21,754	21,061
Non-current lease liabilities	950	663
Deferred tax liabilities	1	1
Current financial liabilities	4,970	4,165
Current lease liabilities	197	201
Total liabilities	32,804	30,727
The composition of segment revenues is as follows:

Millions of euros	2024				2023				2022
Country by segments	Fixed	Mobile	Others and elims.	Total	Fixed	Mobile	Others and elims.	Total	Fixed	Mobile	Others and elims.	Total
Spain (*)				12,791				12,654				12,497
Germany	857	7,596	39	8,492	827	7,767	20	8,614	806	7,394	24	8,224
Brazil	2,772	6,846	—	9,618	2,858	6,792	—	9,650	2,764	6,106	—	8,870
Hispam	2,976	6,056	—	9,032	2,888	5,493	—	8,381	3,138	6,003	—	9,141
Other and inter-segment eliminations			1,382	1,382			1,353	1,353			1,261	1,261
Total Group				41,315				40,652				39,993
Note: In the countries of Telefónica Hispam segment with separate fixed and mobile operating companies, intercompany revenues were not considered.
(*) The detail of revenues for Telefónica Spain is shown in the table below.
Given the convergence reached at Telefónica Spain due to the high penetration of convergent offers in Telefónica Spain, the revenue breakdown by fixed and mobile is less relevant in this segment. For this reason, management believes that the revenue breakdown shown below is more meaningful.

Millions of euros
Telefónica Spain	2024	2023	2022
Retailers	10,092	9,872	9,662
Wholesalers, mobile handsets sales and others	2,699	2,782	2,835
Total	12,791	12,654	12,497